Description of Business - Additional Information (Detail)	12 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2013 Segment	Jan. 31, 2014 Subsequent Event [Member] Segment	Sep. 30, 2014 Subsequent Event [Member] Segment
Segment Reporting Information [Line Items]
Number of operating segments			3
Number of operating segments before realignment	3	2	2